EQUITY INVESTMENTS (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2014 Liyu [Member] CNY	Sep. 30, 2013 Liyu [Member] CNY	Sep. 30, 2012 Liyu [Member] CNY	Sep. 30, 2014 Jinong [Member] CNY	Sep. 30, 2013 Jinong [Member] CNY	Sep. 30, 2012 Jinong [Member]	Sep. 30, 2011 Jinong [Member]
Equity Method Investment, Ownership Percentage					30.00%					17.94%	23.00%
Equity Method Investment, Summarized Financial Information, Net Income (Loss)					(776)	5,161	4,030	0	0
Proceeds from Equity Method Investment, Dividends or Distributions					3,000	2,700	2,100
Proceeds from Sale of Equity Method Investments	146	900	0	0
Equity Method Investment, Realized Gain (Loss) on Disposal	$ (244)	(1,498)	0	0